Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Pledged as collateral for credit	$ 15	$ 35	$ 35
Accounts receivable, net of allowance	$ 569	$ 573	$ 87
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	58,071	52,571	49,468
Common stock, shares outstanding	57,486	51,986	48,923